Net (recoveries) charges related to Ukraine Conflict - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended			40 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ (972,822)	$ 0	$ (972,822)	$ (22,749)			$ 2,700,000
Insurance proceeds
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ (973,000)	$ 0	$ (973,000)	$ 0
Ukraine
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict					$ (195,000)	$ (1,300,000)		$ (2,500,000)